BUSINESS SEGMENT INFORMATION (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Revenues from continuing operations:
Revenues from operations	$ 991,139	$ 1,847,583	$ 1,933,407	$ 1,735,118	$ 1,613,600	$ 1,059,348	$ 2,400,125	$ 880,262	$ 1,339,411	$ 2,111,799	$ 3,342,968	$ 7,129,708	$ 5,679,146	$ 5,414,279
Operating profit (loss) from continuing operations, excluding general and administrative expenses:
Operating profit (loss), excluding general and administrative expenses	(3,725,353)			(44,168)						(3,816,467)	43,548		(719,387)	(2,320,791)
General and administrative expenses:
General and administrative expense	462,125			434,619						975,322	969,088	1,881,691	1,791,381	2,438,220
Interest and other income, net:
Interest and other income, net	57			203						2,286	2,941	3,315	11,259	21,591
Interest expense:
Interest expense	255,468			274,919						515,966	599,210	1,128,087	1,415,031	1,261,339
Loss from operations before income taxes	(4,442,889)			(753,503)						(5,305,469)	(1,521,809)	(2,486,912)	(3,914,540)	(5,998,759)
Total Assets	46,226,806	50,571,492				65,105,709				46,226,806		50,571,492	65,105,709	70,257,390
Depreciation and amortization										581,522		1,227,002	1,354,830	1,341,774
Capital expenditures										134,852	58,199	93,481	429,557	1,542,999
Discontinued Operations
Interest expense:
Total Assets	166,682	166,682								166,682		166,682
Depreciation and amortization										0		1,666
Capital expenditures										0		0
Real estate management/rental operations
Revenues from continuing operations:
Revenues from operations	692,944			697,612						1,358,930	1,352,877		2,806,476	2,875,266
Operating profit (loss) from continuing operations, excluding general and administrative expenses:
Operating profit (loss), excluding general and administrative expenses	231,361			224,560						395,188	371,840		825,152	734,681
General and administrative expenses:
General and administrative expense	323,090			174,741						627,614	392,183		885,251	1,286,717
Interest and other income, net:
Interest and other income, net	13			58						1,316	1,149		9,277	9,739
Interest expense:
Interest expense	244,081			273,045						494,612	588,457		1,085,769	1,042,795
Total Assets	24,441,239	26,125,839				20,629,423				24,441,239		26,125,839	20,629,423	24,216,702
Depreciation and amortization										392,122		804,900	623,470	676,042
Capital expenditures										5,028		24,579	761	1,462,552
Land resource management
Revenues from continuing operations:
Revenues from operations	298,195			1,037,506						752,869	1,990,091		2,872,670	2,557,013
Operating profit (loss) from continuing operations, excluding general and administrative expenses:
Operating profit (loss), excluding general and administrative expenses	(3,956,714)			(268,728)						(4,211,655)	(328,292)		(1,544,539)	(3,055,472)
General and administrative expenses:
General and administrative expense	139,035			259,878						347,708	576,905		906,130	1,151,503
Interest and other income, net:
Interest and other income, net	44			145						970	1,792		1,982	11,852
Interest expense:
Interest expense	11,387			1,874						21,354	10,753		329,262	218,544
Total Assets	20,519,803	23,990,608				33,251,319				20,519,803		23,990,608	33,251,319	33,186,415
Depreciation and amortization										168,928		342,580	382,559	381,607
Capital expenditures										0		9,617	225,105	73,084
Other Corporate
Interest expense:
Total Assets	99,082	288,363				222,697				99,082		288,363	222,697	322,144
Depreciation and amortization										20,472		77,856	109,991	89,714
Capital expenditures										129,824		59,285	203,691	7,363
Discontinued operations
Interest expense:
Total Assets						11,002,270							11,002,270	12,532,129
Depreciation and amortization													238,810	194,411
Capital expenditures													$ 0	$ 0